UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    S & Co. Inc.
                                 Address: 50 Congress Street
                                          Boston, MA 02109

                                 13F File Number: 28-2459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:  Dudley H. Willis
Title: Partner
Phone: 617-227-8660

Signature,                               Place,             and Date of Signing:


/s/ Dudley H. Willis                     Boston                  05-11-04
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:  111

Form 13F Information Table Value Total:  540,106


List of Other Included Managers:

FORM 13F INFORMATION TABLE

                          TITLE OF                  VALUE     SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER         CLASS         CUSIP     (x$1000)   PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED   NONE
-----------------------   --------     ---------   --------   -------   ---   ----   -------  ----------  -------- -------- -------
ALCOA INC                 common       13817101       8,479    244,428                 SOLE                                   SOLE
AMERICAN EXPRES           common       25816109       3,406     65,700                 SOLE                                   SOLE
AMGEN INC COM             common       31162100       1,023     17,600                 SOLE                                   SOLE
ANALOG DEVICES            common       32654105         518     10,800                 SOLE                                   SOLE
ANHEUSER BUSCH            common       35229103         244      4,800                 SOLE                                   SOLE
APPLIED MATERIA           common       38222105       3,808    178,560                 SOLE                                   SOLE
AUTOMATIC DATA            common       53015103      12,122    288,633                 SOLE                                   SOLE
AVENTIS SA SPON           common       53561106      35,759    465,011                 SOLE                                   SOLE
BP PLC SPONSORE           common       55622104       7,177    140,178                 SOLE                                   SOLE
BANK OF AMERICA           common       60505104         667      8,248                 SOLE                                   SOLE
BERKSHIRE HATHA           common       84670207      24,256      7,797                 SOLE                                   SOLE
BOSTON SCIENTIF           common       101137107        339      8,000                 SOLE                                   SOLE
BRIGGS & STRATT           common       109043109        472      7,000                 SOLE                                   SOLE
CAMBRIDGE BANCO           common       132152109        600     19,200                 SOLE                                   SOLE
CATERPILLAR INC           common       149123101      6,786     85,828                 SOLE                                   SOLE
CEPHALON INC CO           common       156708109        573     10,000                 SOLE                                   SOLE
CHEVRONTEXACO C           common       166764100      5,120     58,330                 SOLE                                   SOLE
CHUBB CORP COM            common       171232101         13        200                 SOLE                                   SOLE
CITIGROUP INC             common       172967101     63,022  1,219,603                 SOLE                                   SOLE
CLEAR CHANNEL C           common       184502102        920     21,745                 SOLE                                   SOLE
COCA-COLA CO CO           common       191216100        140      2,800                 SOLE                                   SOLE
COLGATE-PALMOLI           common       194162103        132      2,400                 SOLE                                   SOLE
CRAWFORD & COMP           common       224633206      1,087    222,800                 SOLE                                   SOLE
WALT DISNEY HOL           common       254687106         44      1,770                 SOLE                                   SOLE
E I DUPONT DENE           common       263534109      4,469    105,868                 SOLE                                   SOLE
EMC CORP COM (M           common       268648102         27      2,000                 SOLE                                   SOLE
EATON VANCE COR           common       278265103        609     16,000                 SOLE                                   SOLE
ELECTRONIC DATA           common       285661104      4,460    230,493                 SOLE                                   SOLE
EMERSON ELECTRI           common       291011104         11        200                 SOLE                                   SOLE
FIRST DATA CORP           common       319963104        379      9,000                 SOLE                                   SOLE
FISERV INC COM            common       337738108        135      3,795                 SOLE                                   SOLE
FLEETBOSTON FIN           common       339030108      1,196     26,640                 SOLE                                   SOLE
GANNETT CO                common       364730101         98      1,120                 SOLE                                   SOLE
GENERAL COMMUNI           common       369385109         19      2,190                 SOLE                                   SOLE
GENERAL ELECTRI           common       369604103     16,838    551,709                 SOLE                                   SOLE
GENERAL MILLS I           common       370334104      2,249     48,189                 SOLE                                   SOLE
GILLETTE CO COM           common       375766102      3,841     98,238                 SOLE                                   SOLE
HSBC HOLDINGS P           common       404280406      1,309     17,500                 SOLE                                   SOLE
HEWLETT-PACKARD           common       428236103     12,906    565,102                 SOLE                                   SOLE
HOME DEPOT INC            common       437076102        672     18,000                 SOLE                                   SOLE
IMS HEALTH INC            common       449934108        465     20,000                 SOLE                                   SOLE
INTEL CORP                common       458140100     18,891    731,314                 SOLE                                   SOLE
INTL BUSINESS M           common       459200101      9,179     99,947                 SOLE                                   SOLE
INVACARE CORP             common       461203101      1,543     34,200                 SOLE                                   SOLE
IRON MOUNTAIN I           common       462846106      2,331     52,250                 SOLE                                   SOLE
JOHNSON & JOHNS           common       478160104     20,396    402,137                 SOLE                                   SOLE
KIMBERLY-CLARK            common       494368103      9,225    146,210                 SOLE                                   SOLE
KIRIN BREWERY C           common       497350306      1,272    120,000                 SOLE                                   SOLE
KYOCERA CORP              common       501556203      1,007     12,000                 SOLE                                   SOLE
LAWSON PRODUCTS           common       520776105        455     14,000                 SOLE                                   SOLE
LIBERTY MEDIA C           common       530718105      4,057    370,527                 SOLE                                   SOLE
ELI LILLY & CO            common       532457108         43        644                 SOLE                                   SOLE
LINEAR TECHNOLO           common       535678106         74      2,000                 SOLE                                   SOLE
MCDONALD'S CORP           common       580135101        114      4,000                 SOLE                                   SOLE
MEDTRONIC INC C           common       585055106      5,556    116,374                 SOLE                                   SOLE
MERCK & CO                common       589331107      6,839    154,781                 SOLE                                   SOLE
MICROSOFT CORP            common       594918104      4,814    193,114                 SOLE                                   SOLE
MYERS INDUSTRIE           common       628464109      1,116     90,750                 SOLE                                   SOLE
NATIONAL AUSTRA           common       632525408      2,368     20,000                 SOLE                                   SOLE
NEWS CORP LTD             common       652487703        107      3,000                 SOLE                                   SOLE
PALL CORP COM             common       696429307     28,136  1,240,019                 SOLE                                   SOLE
PEPSICO INC               common       713448108      6,198    115,098                 SOLE                                   SOLE
PERRIGO CO COM            common       714290103      7,815    389,821                 SOLE                                   SOLE
PFIZER INC COM            common       717081103     29,048    828,775                 SOLE                                   SOLE
PROCTER & GAMBL           common       742718109      9,625     91,774                 SOLE                                   SOLE
RAYTHEON COMPAN           common       755111507        817     26,100                 SOLE                                   SOLE
REINSURANCE GRO           common       759351109      2,634     64,300                 SOLE                                   SOLE
ROUSE CO COM              common       779273101        313      5,850                 SOLE                                   SOLE
ROYAL DUTCH PET           common       780257804      8,617    181,111                 SOLE                                   SOLE
SCHERING-PLOUGH           common       806605101     15,739    970,370                 SOLE                                   SOLE
SCHLUMBERGER LT           common       806857108      4,624     72,431                 SOLE                                   SOLE
SIGMA-ALDRICH C           common       826552101        553     10,000                 SOLE                                   SOLE
STANDEX INTERNA           common       854231107      1,460     54,100                 SOLE                                   SOLE
STAPLES INC               common       855030102        213      8,437                 SOLE                                   SOLE
STATE STREET CO           common       857477103        521     10,000                 SOLE                                   SOLE
STATE STREET IN           common       857483101         44      4,700                 SOLE                                   SOLE
STERICYCLE INC            common       858912108        532     11,100                 SOLE                                   SOLE
TEMPLE-INLAND I           common       879868107        293      4,640                 SOLE                                   SOLE
TELEPHONE EXCHA           common       879919108        408      1,960                 SOLE                                   SOLE
TIME WARNER INC           common       887317105        287     17,025                 SOLE                                   SOLE
TOYOTA MOTOR CO           common       892331307        711      9,550                 SOLE                                   SOLE
TRIBUNE CO                common       896047107         60      1,200                 SOLE                                   SOLE
UNION PACIFIC C           common       907818108      1,852     30,964                 SOLE                                   SOLE
UNITEDGLOBALCOM           common       913247508      5,885    693,200                 SOLE                                   SOLE

WISCONSIN ENERG           common       976657106        905     28,175                 SOLE                                   SOLE
WYETH                     common       983024100         10        275                 SOLE                                   SOLE
XEROX CORP COM            common       984121103        437     30,000                 SOLE                                   SOLE
BANK ONE CORP             common       06423A103        545     10,000                 SOLE                                   SOLE
CISCO SYSTEMS I           common       17275R102      4,707    199,711                 SOLE                                   SOLE
ENBRIDGE INC              common       29250N105      6,151    151,190                 SOLE                                   SOLE
ENTERGY CORP (N           common       29364G103      1,296     21,789                 SOLE                                   SOLE
EXACT SCIENCES            common       30063P105         63      8,144                 SOLE                                   SOLE
EXXON MOBIL COR           common       30231G102     21,517    517,378                 SOLE                                   SOLE
J P MORGAN CHAS           common       46625H100      3,745     89,278                 SOLE                                   SOLE
MEDCO HEALTH SO           common       58405U102        411     12,109                 SOLE                                   SOLE
NISOURCE INC              common       65473P105         56      2,666                 SOLE                                   SOLE
PT PASIFIK SATE           common       69365Q106         28    206,900                 SOLE                                   SOLE
PETROLEO BRASIL           common       71654V408      1,675     50,000                 SOLE                                   SOLE
SAFESCRIPT PHAR           common       78645V108         --      2,100                 SOLE                                   SOLE
SERVICEMASTER C           common       81760N109     16,347  1,361,143                 SOLE                                   SOLE
3M COMPANY                common       88579Y101      8,853    108,136                 SOLE                                   SOLE
TRAVELERS PROPE           common       89420G109        437     25,514                 SOLE                                   SOLE
TRAVELERS PROPE           common       89420G406        981     56,850                 SOLE                                   SOLE
VECTREN CORP              common       92240G101      1,330     53,952                 SOLE                                   SOLE
VERIZON COMMUNI           common       92343V104        324      8,884                 SOLE                                   SOLE
VODAFONE GROUP            common       92857W100      1,368     57,250                 SOLE                                   SOLE
WASTE MANAGEMEN           common       94106L109        301     10,000                 SOLE                                   SOLE
ABBOTT LABS               common       002824100      9,971    242,616                 SOLE                                   SOLE
AEGON N.V. ADR            common       007924103        510     39,695                 SOLE                                   SOLE
AIR PRODUCTS & CHEMICALS  common       009158106      7,180    143,276                 SOLE                                   SOLE
AMERICAN INFORMATION
GROUP                     common       026874107      8,796    123,287                 SOLE                                   SOLE